ORGANIZATION AND BUSINESS BACKGROUND	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND

NOTE—1     ORGANIZATION AND BUSINESS BACKGROUND

Greenpro Resources Limited (the “Company” or “GRBV”) was incorporated under the laws of the British Virgin Islands on July 3, 2012 with 50,000 ordinary shares authorized at a par value of $1 per share. As of December 31, 2014, GRBV has 2 ordinary shares issued and outstanding. The Company and its subsidiaries mainly engage in the provision of business consulting and advisory services and investment in land and buildings located in Asia Pacific Region, including Hong Kong, China and Malaysia.

Summary of the Company’s subsidiaries:

	Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1.	Greenpro Holding Limited (“GHL”)	Hong Kong July 22, 2013	100 issued shares of ordinary shares of HK$ 1 each	Investment holding

2.	Greenpro Financial Consulting Limited (“GFCL”)	Belize July 26, 2012	1 issued share of US$ 1 each	Provision of business consulting and advisory services and investment holding

3.	Greenpro Resources (HK) Limited (“GRL(HK)”)	Hong Kong April 5, 2012	1,075,002 issued share of HK$ 1 each	Investment holding

4.	Greenpro Resources Sdn. Bhd. (“GRSB”)	Malaysia April 26, 2013	1,000,000 issued shares of ordinary shares of MYR 1 each	Provision of business consulting and advisory services and investment in land and buildings

5.	Greenpro Global Advisory Sdn. Bhd. (“GGASB”)	Malaysia January 23, 2013	100,000 issued shares of ordinary shares of MYR 1 each	Provision of business consulting and advisory services

6.	Greenpro Management Consultancy (Shenzhen) Limited (“GMC(SZ)”)	The People’s of Republic China (“PRC”) August 30, 2013	RMB100,000 paid-in capital	Provision of corporate consulting services

GRBV and its subsidiaries are hereinafter referred to as the “Company”.

1.      ORGANIZATION AND BUSINESS BACKGROUND

Greenpro Resources Limited (the “Company” or “GRBV”) was incorporated under the laws of the British Virgin Islands on July 3, 2012 with 50,000 ordinary shares authorized at a par value of $1 per share. As of December 31, 2014, GRBV has 2 ordinary shares issued and outstanding. The Company and its subsidiaries mainly engage in the provision of business consulting and advisory services and investment in land and buildings located in Asia Pacific Region, including Hong Kong, China and Malaysia.

Summary of the Company’s subsidiaries:

	Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1.	Greenpro Holding Limited (“GHL”)	Hong Kong July 22, 2013	100 issued shares of ordinary shares of HK$ 1 each	Investment holding

2.	Greenpro Financial Consulting Limited (“GFCL”)	Belize July 26, 2012	1 issued share of US$ 1 each	Provision of business consulting and advisory services and investment holding

3.	Greenpro Resources (HK) Limited (“GRL(HK)”)	Hong Kong April 5, 2012	1,075,002 issued share of HK$ 1 each	Investment holding

4.	Greenpro Resources Sdn. Bhd. (“GRSB”)	Malaysia April 26, 2013	1,000,000 issued shares of ordinary shares of MYR 1 each	Provision of business consulting and advisory services and investment in land and buildings

5.	Greenpro Global Advisory Sdn. Bhd. (“GGASB”)	Malaysia January 23, 2013	100,000 issued shares of ordinary shares of MYR 1 each	Provision of business consulting and advisory services

6.	Greenpro Management Consultancy (Shenzhen) Limited (“GMC(SZ)”)	The People’s of Republic China (“PRC”) August 30, 2013	RMB100,000 paid-in capital	Provision of corporate consulting services

GRBV and its subsidiaries are hereinafter referred to as the “Company”.